S000001152 [Member] Investment Objectives and Goals - TCW METWEST STRATEGIC INCOME FUND	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	TCW MetWest Strategic Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Strategic Income Fund seeks to maximize long-term total return without tracking any particular markets or indices.